UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE COMMISSION


INVESTMENT COMPANY ACT OF 1940
Release No. 30387 / February 19, 2013


In the Matter of

SECURIAN FUNDS TRUST
ADVANTUS CAPITAL MANAGEMENT, INC.
SECURIAN FINANCIAL SERVICES, INC.

400 Robert Street North
St. Paul, MN 55101

(812-14091)

ORDER UNDER SECTION 6(c) OF THE
INVESTMENT COMPANY ACT OF 1940
GRANTING AN EXEMPTION FROM RULE
12d1-2(a) UNDER THE ACT

Securian Funds Trust, Advantus Capital
Management, Inc., and Securian Financial Services,
Inc. filed an application on November 7, 2012, requesting an order under section 6(c) of the Investment Company Act of 1940 ("Act") granting an exemption from rule 12d1-2(a) under the Act.
The order would permit open-end management investment companies relying on rule 12d1- 2 under the Act to invest in certain financial instruments.

On January 22, 2013, a notice of the filing of the application was issued (Investment Company Act
Release No. 30354). The notice gave interested persons an opportunity to request a hearing and stated that an order granting the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered, and it is found, on the basis of the information set forth in the application, that granting the requested exemption is appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

Accordingly,

IT IS ORDERED, that the exemption under section
6(c) of the Act from rule 12d1-2(a) under the Act requested by Securian Funds Trust, et al. (File No.
812-14091) is granted, effective immediately, subject to the condition contained in the application.

For the Commission, by the Division of Investment
Management, under delegated authority.

Kevin M. O'Neill
Deputy Secretary